UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008



                          USAA MONEY MARKET FUND



[LOGO OF USAA]
    USAA(R)














                            USAA MONEY MARKET Fund



                      3RD QUARTER Portfolio of Investments


                                APRIL 30, 2008












                                                                     (Form N-Q)

48485-0608                          (copyright)2008, USAA. All rights reserved.
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USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABS            Asset Backed Financing
EDA            Economic Development Authority
ESOP           Employee Stock Ownership Plan
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
P-FLOAT        Puttable Floating Option Bond

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.
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USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Electric Capital Corp., General Electric Co., or Sempra Energy.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Comerica Bank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thuringen, Lloyds TSB Bank plc, Merrill Lynch & Co., National City Bank, Royal Bank of Canada, State Street Bank & Trust Co., Wachovia Bank, N.A., or Westlb Bank, N.A.
(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Financial Security Assurance Inc., MBIA Insurance Corp. or Radian Asset Assurance.

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USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)

 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (24.5%)

               DIVERSIFIED BANKS (15.3%)

$  25,000      Abbey National Treasury Services plc         2.97%         6/02/2008      $    25,000
   30,000      Allied Irish Banks                           4.89          6/03/2008           30,000
   37,000      Banco Santander S.A.                         3.09         12/22/2008           37,020
   30,000      Bank of America N.A.                         2.82          8/20/2008           30,000
   30,000      Bank of Nova Scotia                          3.25          5/28/2008           30,000
   25,000      Bank of Scotland plc                         3.05          5/22/2008           25,000
   30,000      Bank of Scotland plc                         4.87          6/04/2008           30,001
   25,000      Bank of The West                             3.21          5/23/2008           25,000
   25,000      BNP Paribas                                  3.11          5/02/2008           25,000
   30,000      Branch Banking & Trust Co.                   2.49          9/25/2008           30,000
   50,000      Canadian Imperial Bank                       3.06          5/27/2008           50,000
   25,000      Canadian Imperial Bank                       2.97          6/09/2008           25,000
   25,000      Compass Bank                                 2.91          7/07/2008           25,000
   25,000      Compass Bank                                 2.72          8/13/2008           25,000
   25,000      Fortis Bank                                  3.05          5/28/2008           25,000
   22,700      Harris N.A.                                  5.40          6/06/2008           22,700
   30,000      HSBC Bank                                    2.94          5/14/2008           30,000
   40,000      Lloyds Bank plc                              2.83          9/25/2008           40,002
   25,000      M&I Marshall & Ilsley Bank                   2.95          5/09/2008           25,000
   30,000      Rabobank Nederland                           2.75          6/10/2008           30,000
   30,000      Rabobank Nederland                           2.85         10/24/2008           30,002
   30,000      Regions Bank                                 2.78          7/14/2008           30,000
   30,000      Royal Bank of Canada                         3.00          5/15/2008           30,000
   30,000      Royal Bank of Scotland plc                   3.95          5/15/2008           30,000
   50,000      Societe Generale                             2.14          5/21/2008           50,000
   35,000      Societe Generale                             2.85          7/15/2008           35,000
   25,000      Sumitomo Mitsui Bank Corp.                   2.85          5/19/2008           25,000
   30,000      Westpac Banking Corp.                        4.67          5/06/2008           30,000
   25,000      Westpac Banking Corp.                        2.75         10/20/2008           25,001
                                                                                         -----------
                                                                                             869,726
                                                                                         -----------

               DIVERSIFIED CAPITAL MARKETS (2.0%)

   30,000      Deutsche Bank AG                             3.06          5/06/2008           30,000
   25,000      UBS AG                                       4.75          5/07/2008           25,000
   25,000      UBS AG                                       3.72          6/17/2008           25,000
   35,000      UBS AG                                       2.77          7/16/2008           35,000
                                                                                         -----------
                                                                                             115,000
                                                                                         -----------

               INVESTMENT BANKING & BROKERAGE (1.5%)

    5,000      Credit Suisse                                5.30          5/22/2008            5,000
   20,000      Credit Suisse                                5.41          6/06/2008           20,013
   30,000      Credit Suisse                                4.86          6/09/2008           30,000
   30,000      Credit Suisse                                4.90          6/13/2008           30,003
                                                                                         -----------
                                                                                              85,016
                                                                                         -----------

               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)

   25,000      Toronto-Dominion Bank                        2.91          5/12/2008           25,000
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                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------
$  25,000      Toronto-Dominion Bank                        2.80%         9/08/2008      $    25,000
                                                                                         -----------
                                                                                              50,000
                                                                                         -----------
               REGIONAL BANKS (4.8%)
   25,000      Dexia Credit Local S.A                       2.90          6/09/2008           25,000
   25,000      Dexia Credit Local S.A                       2.53          6/20/2008           25,000
   25,000      Dexia Credit Local S.A                       2.73          7/11/2008           25,000
   30,000      Dexia Credit Local S.A                       2.83          7/25/2008           30,001
   30,000      Natixis Banque Populaires                    2.97          5/05/2008           30,000
   30,000      Natixis Banque Populaires                    2.41          8/18/2008           30,000
   30,000      Norinchukin Bank                             2.47          5/20/2008           30,000
   25,000      Union Bank of California                     2.84          6/12/2008           25,000
   25,000      Union Bank of California                     2.52          6/18/2008           25,000
   25,000      Wilmington Trust Co.                         3.00          6/19/2008           25,000
                                                                                         -----------
                                                                                             270,001
                                                                                         -----------
               Total Fixed-Rate Instruments (cost: $1,389,743)                             1,389,743
                                                                                         -----------

               COMMERCIAL PAPER (15.2%)

               AGRICULTURAL PRODUCTS (0.7%)

   25,000      Louis Dreyfus Corp. (LOC - Barclays Bank
                plc)                                        2.72          5/13/2008           24,977
   12,800      Louis Dreyfus Corp. (LOC - Barclays Bank
                plc)                                        2.80          5/16/2008           12,785
                                                                                         -----------
                                                                                              37,762
                                                                                         -----------

               ASSET-BACKED FINANCING (3.3%)

   20,000      Barton Capital Corp.  (a),(b)                2.77          5/05/2008           19,994
   12,287      Barton Capital Corp.  (a),(b)                2.90          5/22/2008           12,266
   15,000      Barton Capital Corp.  (a),(b)                2.92          6/16/2008           14,944
   25,000      Govco, LLC  (a),(b)                          2.45          6/05/2008           24,941
   25,000      Govco, LLC  (a),(b)                          2.50          6/20/2008           24,913
   20,000      Sheffield Receivables Corp.  (a),(b)         2.70          5/01/2008           20,000
   15,000      Sheffield Receivables Corp.  (a),(b)         2.80          5/07/2008           14,993
   25,000      Sheffield Receivables Corp.  (a),(b)         2.83          5/19/2008           24,965
   10,500      Sheffield Receivables Corp.  (a),(b)         2.92          6/20/2008           10,457
   21,407      Victory Receivables Corp.  (a),(b)           2.82          5/08/2008           21,395
                                                                                         -----------
                                                                                             188,868
                                                                                         -----------

               DIVERSIFIED BANKS (2.2%)

   20,000      Gotham Funding Corp., ABS  (a),(b)           2.78          5/12/2008           19,983
   12,255      Gotham Funding Corp., ABS  (a),(b)           2.85          5/20/2008           12,237
   25,000      Gotham Funding Corp., ABS  (a),(b)           2.80          5/21/2008           24,961
   20,000      Variable Funding Capital, ABS  (a),(b)       3.00          5/01/2008           20,000
   25,000      Variable Funding Capital, ABS  (a),(b)       2.80          5/07/2008           24,988
   25,000      Variable Funding Capital, ABS  (a),(b)       2.70          6/02/2008           24,940
                                                                                         -----------
                                                                                             127,109
                                                                                         -----------

               DIVERSIFIED CHEMICALS (0.6%)

   13,829      BASF AG  (a),(b)                             2.73          5/08/2008           13,822
   17,621      BASF AG  (a),(b)                             2.70          5/13/2008           17,605
                                                                                         -----------
                                                                                              31,427
                                                                                         -----------
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USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               DRUG RETAIL (0.2%)

$  12,696      CVS Corp.  (a),(b)                           2.95%         5/01/2008      $    12,696
                                                                                         -----------

               EDUCATION (0.1%)

    6,770      University of Texas Board of Regents         2.45          5/20/2008            6,770
                                                                                         -----------

               ELECTRIC UTILITIES (0.8%)

   30,000      Georgia Transmission Corp.  (a),(b)          2.85          5/09/2008           29,981
    9,600      Georgia Transmission Corp.  (a),(b)          2.75          5/13/2008            9,591
    6,631      Wisconsin Electric Power Co.                 2.47          5/02/2008            6,631
                                                                                         -----------
                                                                                              46,203
                                                                                         -----------

               ELECTRIC/GAS UTILITIES (1.6%)

   18,196      Nebraska Public Power District               2.40          5/06/2008           18,190
   11,837      Nebraska Public Power District               2.85          6/11/2008           11,799
   61,041      South Carolina Public Service Auth.          2.85          6/13/2008           60,832
                                                                                         -----------
                                                                                              90,821
                                                                                         -----------

               HEALTH CARE FACILITIES (1.8%)

   28,000      Medical Building Funding IX, LLC (LOC -
                 Bank of Nova Scotia & KBC Bank, N.V.)      2.70          7/23/2008           28,000
   38,562      Trinity Health Corp.                         2.85          5/02/2008           38,559
   35,000      Trinity Health Corp.                         2.75          5/06/2008           34,987
                                                                                         -----------
                                                                                             101,546
                                                                                         -----------

               HOSPITAL (2.4%)

   25,850      Catholic Health Initiatives  (a)             3.08          6/05/2008           25,850
   45,000      Catholic Health Initiatives  (a)             2.95          6/11/2008           45,000
   36,650      Catholic Health Initiatives  (a)             2.96          7/02/2008           36,650
   30,000      Catholic Health Initiatives  (a)             2.95          7/17/2008           30,000
                                                                                         -----------
                                                                                             137,500
                                                                                         -----------

               INTEGRATED OIL & GAS (0.3%)

    5,000      ConocoPhillips Qatar Funding Ltd.  (a),(b)   2.77          5/06/2008            4,998
    8,600      ConocoPhillips Qatar Funding Ltd.  (a),(b)   2.70          5/28/2008            8,582
                                                                                         -----------
                                                                                              13,580
                                                                                         -----------

               OIL & GAS EXPLORATION & PRODUCTION (0.5%)

   30,000      Devon Energy Corp.  (a),(b)                  2.89          5/01/2008           30,000
                                                                                         -----------

               PACKAGED FOODS & MEAT (0.7%)

   18,655      Nestle Capital Corp.  (a),(b)                2.74          5/29/2008           18,615
   20,000      Nestle Capital Corp.  (a),(b)                2.74          5/30/2008           19,956
                                                                                         -----------
                                                                                              38,571
                                                                                         -----------
               Total Commercial Paper (cost: $862,853)                                       862,853
                                                                                         -----------

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USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               PUT BONDS (1.0%)

               OIL & GAS REFINING & MARKETING (1.0%)

$  35,000      IDB of the Parish of Calcasieu, Inc. (LOC
                 - BNP Paribas)                             2.50%         7/01/2026      $    35,000
   25,000      IDB of the Parish of Calcasieu, Inc. (LOC
                 - BNP Paribas)                             2.55          7/01/2026           25,000
                                                                                         -----------
               Total Put Bonds (cost: $60,000)                                                60,000
                                                                                         -----------

               VARIABLE-RATE DEMAND NOTES (53.2%)

               AEROSPACE & DEFENSE (0.2%)

   13,625      Nanotechnology Research, LLC (LIQ)(INS)      5.00          3/01/2034           13,625
                                                                                         -----------

               AGRICULTURAL PRODUCTS (0.3%)

    2,625      Fair Oaks Dairy Farm, LLC (LOC - Fifth
                 Third Bank)                                3.20          5/01/2057            2,625
   11,000      Franklin County (LOC - Wachovia Bank,
                  N.A.)                                     3.04          9/01/2014           11,000
    4,460      Kokomo Grain Co., Inc. (NBGA) (a)            3.15         11/01/2014            4,460
                                                                                         -----------
                                                                                              18,085
                                                                                         -----------

               AIRPORT SERVICES (0.0%)

      875      Shawnee (LOC - JPMorgan Chase Bank, N.A.)    2.85         12/01/2012              875
                                                                                         -----------

               AIRPORT/PORT (0.3%)

   15,100      Albuquerque (INS)(LIQ)                       7.00          7/01/2020           15,100
    3,900      Tulsa Airport Improvement Trust (LOC -
                 JPMorgan Chase Bank, N.A.)                 2.90          6/01/2023            3,900
                                                                                         -----------
                                                                                              19,000
                                                                                         -----------

               APPROPRIATED DEBT (2.0%)

   48,055      Denver School Facilities Leasing Corp.
                 (INS)(LIQ)                                 4.35         12/15/2018           48,055
    5,775      Kansas City Tax Increment Financing
                 Commission (LIQ)(INS)                      6.50          3/01/2024            5,775
   25,050      Miami (INS)(LIQ)                             5.50         12/01/2025           25,050
   13,030      Pasco County School Board (INS)(LIQ)         6.50          8/01/2026           13,030
   23,320      Richmond Joint Powers Financing Auth.
                 (INS)(LIQ)                                 6.00          8/01/2037           23,320
                                                                                         -----------
                                                                                             115,230
                                                                                         -----------

               ASSET-BACKED FINANCING (4.0%)

   25,000      Access To Loans For Learning Student Loan
                 Corp. (INS)(LIQ)                           8.00          7/01/2041           25,000
   15,100      Capital Markets Access Co., L.C. (LOC -
                 SunTrust Bank)                             3.05          4/01/2033           15,000

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                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------
$   6,700      Capital Markets Access Co., L.C. (LOC -
                 SunTrust Bank)                             3.05%         6/27/2036      $     6,700
    3,020      Cornerstone Funding Corp. I (LOC - Fifth
                 Third Bank)                                4.50          1/01/2021            3,020
    3,709      Cornerstone Funding Corp. I (LOC -
                 Huntington National Bank)                  4.50          1/01/2024            3,709
   12,272      Cornerstone Funding Corp. I (LOC - Fifth
                 Third Bank)                                4.50          9/01/2026           12,272
   12,437      Cornerstone Funding Corp. I (LOC - Fifth
                 Third Bank)                                4.50          6/01/2029           12,437
    8,015      Cornerstone Funding Corp. I (LOC - Fifth
                 Third Bank)                                4.50          7/01/2030            8,015
   10,846      Cornerstone Funding Corp. I (LOC - Fifth
                 Third Bank)                                4.50         12/01/2030           10,846
   20,295      Corporate Finance Managers, Inc. (LOC -
                 Wells Fargo Bank, N.A.)                    2.90          2/02/2043           20,295
    4,120      Cunat Capital Corp. (LOC - M&I Marshall &
                 Ilsley Bank)                               2.98          4/01/2036            4,120
    5,730      Cunat Capital Corp. (LOC - M&I Marshall &
                 Ilsley Bank)                               2.98         12/01/2041            5,730
   40,000      Nebraska Higher Education Loan Program,
                 Inc. (LIQ)(INS) (a)                        4.50          8/01/2018           40,000
   45,000      North Texas Higher Education Auth., Inc.
                 (LOC - Bank of America, N.A. &
                 Lloyds TSB Bank plc)                       4.00          6/01/2045           45,000
   16,060      North Texas Higher Education Auth., Inc.
                 (LOC - Bank of America, N.A. &
                  Lloyds TSB Bank plc)                      4.00         12/01/2046           16,060
                                                                                         -----------
                                                                                             228,304
                                                                                         -----------

               AUTO PARTS & EQUIPMENT (1.4%)

    2,964      7300 ACC Leasing, LLC (LOC - National
                 City Bank)                                 3.60          5/01/2023            2,964
   15,000      Alabama IDA (LOC - Barclays Bank plc)        3.22         10/01/2019           15,000
    8,445      FEV Engine Technology, Inc. (LOC - Fifth
                 Third Bank)                                3.20         11/01/2037            8,445
    6,490      Illinois Finance Auth. (LOC - Federal
                 Home Loan Bank of Chicago)                 3.21          7/01/2040            6,490
   42,000      LSP Automotive Systems, LLC (LOC -
                 National Bank of South Carolina)           3.43          3/01/2021           42,000
    5,055      Metal Forming & Coining Corp. (LOC -
                 National City Bank)                        3.50          7/01/2018            5,055
                                                                                         -----------
                                                                                              79,954
                                                                                         -----------

               AUTOMOTIVE RETAIL (0.4%)

    5,460      C-MEK Realty, LLC (LOC - Bank of North
                 Georgia)                                   3.19          6/01/2027            5,460
    2,270      Deen Properties, LLC (LOC - Columbus Bank
                 & Trust Co.)                               3.43          4/01/2030            2,270
    2,740      Germain Properties of Columbus, Inc. (LOC
                 - JPMorgan Chase Bank, N.A.)               3.30          3/01/2031            2,740
    3,000      JTK Group, LLC & Hays Properties (LOC -
                 Regions Bank)                              3.15         11/01/2025            3,000

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                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

$   7,124      Kenwood Lincoln-Mercury, Inc. (LOC -
                 National City Bank)                        3.50%         5/01/2015      $     7,124
                                                                                         -----------
                                                                                              20,594
                                                                                         -----------

               BIOTECHNOLOGY (0.1%)

    3,670      Westgate Investment Fund, LLC (LOC -
                 Wells Fargo Bank, N.A.)                    2.90          2/01/2012            3,670
                                                                                         -----------

               BROADCASTING & CABLE TV (0.1%)

    4,400      New Jersey EDA (NBGA) (a)                    2.68         10/01/2021            4,400
    2,100      New Jersey EDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                2.68         10/01/2021            2,100
                                                                                         -----------
                                                                                               6,500
                                                                                         -----------

               BUILDING PRODUCTS (0.1%)

    1,215      Schmitz Ready Mix, Inc. (LOC - U.S. Bank,
                 N.A.)                                      3.30          4/01/2046            1,215
    3,015      Tri-O Development, LLC (LOC - National
                 City Bank)                                 3.50          5/01/2029            3,015
    1,000      Warren County (LOC - JPMorgan Chase Bank,
                 N.A.)                                      2.99         12/01/2026            1,000
                                                                                         -----------
                                                                                               5,230
                                                                                         -----------

               BUILDINGS (0.7%)

   10,005      Aquarium Parking Deck, LLC (LOC -
                 SunTrust Bank)                             3.05          4/01/2020           10,005
    3,140      Delos, LLC (LOC - Fifth Third Bank)          2.95          3/01/2037            3,140
    7,095      Downtown Marietta Development Auth. (LIQ)    3.13          7/01/2021            7,095
    7,975      Greenville Memorial Auditorium District
                 (LOC - Bank of America, N.A.)              3.10          9/01/2017            7,975
    2,040      Ogden City Redevelopment Agency (LOC -
                 Bank of New York)                          2.90          1/01/2026            2,040
    6,485      Security Partners, LP (LOC - Wells Fargo
                 Bank, N.A.)                                3.00          3/15/2012            6,485
                                                                                         -----------
                                                                                              36,740
                                                                                         -----------

               CASINOS & GAMING (0.8%)

    7,350      Cloverleaf Enterprises, Inc. (LOC - PNC
                 Bank, N.A.)                                3.19          5/01/2022            7,350
   39,200      Santa Rosa Rancheria Tachi Yokut Tribe
                 (LOC - JPMorgan Chase Bank, N.A.)          2.90          9/01/2019           39,200
                                                                                         -----------
                                                                                              46,550
                                                                                         -----------

               COMMERCIAL PRINTING (0.0%)

    2,610      Envelope Printery, Inc. (LOC - Fifth
                 Third Bank)                                3.20          3/01/2027            2,610
                                                                                         -----------

               COMMODITY CHEMICALS (0.1%)

    4,245      BleachTech, LLC (LOC - National City
                 Bank)                                      3.50         11/01/2035            4,245
                                                                                         -----------

                                                                               9

  P O R T F O L I O
--------------------------------------------------------------------------------
                              OF INVESTMENTS (IN THOUSANDS)
                              (CONTINUED)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               COMMUNITY SERVICE (1.9%)

$   7,500      First Church of God (LOC - Huntington
                 National Bank)                             3.90%        10/03/2022      $     7,500
   19,530      Massachusetts Development Finance Agency
                 (INS)(LIQ)                                 6.50          3/01/2028           19,530
   28,300      Massachusetts Development Finance Agency
                 (INS)(LIQ)                                 6.50          1/01/2032           28,300
   13,320      Massachusetts Development Finance Agency
                 (INS)(LIQ)                                 6.50          8/01/2035           13,320
   27,730      Massachusetts Development Finance Agency
                 (INS)(LIQ)                                 6.50          1/01/2042           27,730
    3,240      Roman Catholic Diocese of Houma-Thibodaux
                 (LOC - Allied Irish Banks plc)             2.85         12/01/2037            3,240
    4,800      Roman Catholic Diocese of Raleigh (LOC -
                 Bank of America, N.A.)                     2.95          6/01/2018            4,800
    5,400      Seattle Art Museum (LOC - Allied Irish
                 Banks plc)                                 2.72          7/01/2033            5,400
                                                                                         -----------
                                                                                             109,820
                                                                                         -----------

               CONSTRUCTION & ENGINEERING (0.6%)

   15,000      Boland Holdings, LLC (LOC - PNC Bank,
                 N.A.)                                      3.19         12/01/2039           15,000
   11,900      Dewberry IV, LLP (LOC - PNC Bank, N.A.)
                 (a)                                        3.13          9/01/2025           11,900
    7,785      Liliha Parking Co., LP (LOC - First
                 Hawaiian Bank)                             3.35          8/01/2024            7,785
                                                                                         -----------
                                                                                              34,685
                                                                                         -----------

               CONSTRUCTION MATERIALS (0.2%)

    4,135      Central Concrete Supermix, Inc. (LOC -
                 SunTrust Bank)                             3.05          5/01/2021            4,135
    4,130      DiGeronimo Aggregates, LLC (LOC -
                 National City Bank)                        3.50          1/01/2015            4,130
    4,727      Nugent Sand Co. (LOC - National City
                 Bank)                                      3.50         11/01/2011            4,727
                                                                                         -----------
                                                                                              12,992
                                                                                         -----------

               CONSUMER ELECTRONICS (0.2%)

    2,285      Ferguson Township Industrial & Commercial
                 Development Auth. (LOC - Fulton Bank)      3.15         10/01/2021            2,285
   10,500      Mississippi Business Finance Corp. (LOC -
                 Wachovia Bank, N.A.)                       3.21          1/14/2015           10,500
                                                                                         -----------
                                                                                              12,785
                                                                                         -----------
               DISTRIBUTORS (0.1%)

    8,250      Effingham County (LOC - Columbus Bank &
                 Trust Co.)                                 3.19         11/01/2027            8,250
                                                                                         -----------

               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)

    1,150      Colorado Housing Finance Auth. (LOC -
                 California Bank & Trust)                   3.25          6/01/2031            1,150
                                                                                         -----------

10

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               DIVERSIFIED METALS & MINING (0.1%)

$   2,465      Lancaster IDA (LOC - Fulton Bank)            3.15%         1/01/2015      $     2,465
    2,085      Lancaster IDA (LOC - Fulton Bank)            3.15          1/01/2027            2,085
                                                                                         -----------
                                                                                               4,550
                                                                                         -----------

               EDUCATION (2.8%)

    3,870      Allegheny County Higher Education
                 Building Auth. (LOC - PNC Bank,
                 N.A.)                                      3.11          3/01/2038            3,870
    8,950      Calvin College (LOC - JPMorgan Chase
                 Bank, N.A.)                                3.08         10/01/2037            8,950
    2,300      Maine Finance Auth. (LOC - Fifth Third
                 Bank)                                      2.92          7/01/2016            2,300
   62,305      McAllister Academic Village, LLC
                 (INS)(LIQ)                                 4.50          7/01/2045           62,305
    9,515      Oklahoma City Industrial & Cultural
                 Facilities Trust (LOC - Bank of
                 America, N.A.)                             2.95          9/15/2016            9,515
   16,550      Pepperdine Univ.                             3.00          8/01/2037           16,550
   24,520      Rhode Island Health & Educational
                 Building Corp. (LIQ)(INS)                  5.20         11/15/2024           24,520
   25,000      Santa Fe (LIQ)(INS)                          8.00          4/01/2036           25,000
    3,615      Summit School (LOC - RBS Citizens, N.A.)     3.10          7/01/2027            3,615
    2,425      Wake Forest Univ. (LOC - Wachovia Bank,
                 N.A.)                                      2.93          7/01/2017            2,425
                                                                                         -----------
                                                                                             159,050
                                                                                         -----------

               EDUCATIONAL SERVICES (1.1%)

    4,595      Clinic Building BG, LLC (LOC - U.S. Bank,
                 N.A.)                                      3.30          2/01/2033            4,595
    3,555      Educational Management Corp. (LOC - Wells
                 Fargo Bank, N.A.)                          2.90          5/01/2023            3,555
   12,100      Frisch School (LOC - KBC Bank, N.V.)         2.90          5/01/2036           12,100
    7,000      Glendale (LOC - Bank of New York)            2.95          7/01/2035            7,000
    6,350      Gwinnett Instructional, LLC (LOC - Allied
                 Irish Banks plc)                           3.00          1/01/2031            6,350
   14,900      Loanstar Assets Partners, LP (LOC - State
                 Street Bank and Trust Co.) (a)             2.90          2/01/2041           14,900
    5,280      Summit School (LOC - U.S. Bank, N.A.)        3.40          2/01/2019            5,280
    7,140      Yamhill County (LOC - Bank of America,
                 N.A.)                                      2.95         10/01/2020            7,140
                                                                                         -----------
                                                                                              60,920
                                                                                         -----------

               ELECTRIC/GAS UTILITIES (1.4%)

   50,300      Piedmont Municipal Power Agency
                 (LIQ)(INS)                                 5.00          1/01/2019           50,300
   30,100      Piedmont Municipal Power Agency
                 (LIQ)(INS)                                 5.00          1/01/2024           30,100
                                                                                         -----------
                                                                                              80,400
                                                                                         -----------

               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)

    2,440      AFS Associates, LP (LOC - Fifth Third
                 Bank)                                      3.20          9/01/2040            2,440
    3,500      Albuquerque (LOC - Wells Fargo Bank,
                 N.A.)                                      2.90          8/01/2025            3,500
                                                                                         -----------
                                                                                               5,940
                                                                                         -----------

               FOOD DISTRIBUTORS (0.9%)

   11,450      Classic City Beverages, LLC (LOC -
                 Columbus Bank & Trust Co.)                 3.20          8/01/2018           11,450
    3,305      Hausbeck Pickle Co. (LOC - RBS Citizens,
                  N.A.)                                     3.30          3/01/2037            3,305

                                                                              11

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

$   8,675      Jackson Beverages, LLC (LOC - Columbus
                 Bank & Trust Co.)                          3.20%         2/01/2020      $     8,675
    9,600      Macon Beverage Co., LLC (LOC - Columbus
                 Bank & Trust Co.)                          3.20          4/01/2019            9,600
   13,150      North Georgia Distributing Co., LLC (LOC
                 - Columbus Bank & Trust Co.)               3.20          8/01/2018           13,150
    3,760      REG Properties, LLC (LOC - National City
                 Bank)                                      3.55          4/01/2035            3,760
                                                                                         -----------
                                                                                              49,940
                                                                                         -----------

               FOOD RETAIL (0.2%)

    2,415      Cheney Bros., Inc. (LOC - Wachovia Bank,
                 N.A.)                                      3.84         12/01/2016            2,415
    9,000      Saubels Market, Inc. (LOC - Fulton Bank)     3.15          5/01/2034            9,000
                                                                                         -----------
                                                                                              11,415
                                                                                         -----------

               FOREST PRODUCTS (0.1%)

    6,740      Rex Lumber, LLC (LOC - Federal Home Loan
                 Bank of Dallas)                            2.90          2/01/2022            6,740
                                                                                         -----------

               GENERAL MERCHANDISE STORES (0.1%)

    5,500      Marion (LOC - Key Bank, N.A.)                3.25          2/01/2035           5,500
                                                                                         -----------

               GENERAL OBLIGATION (1.8%)

   13,465      Covington (LOC - U.S. Bank, N.A.)            3.40         12/01/2029           13,465
   13,000      Oakland County Charter Township of
                 Commerce (LIQ)                             3.32         10/01/2018           13,000
   73,700      Southern Ute Indian Tribe  (a)               3.80          1/01/2027           73,700
                                                                                         -----------
                                                                                             100,165
                                                                                         -----------

               HEALTH CARE EQUIPMENT (0.1%)

    4,620      Rawcar Group, LLC (LOC - National City
                 Bank)                                      3.50          4/01/2036            4,620
                                                                                         -----------

               HEALTH CARE FACILITIES (5.4%)

   10,090      Baptist Medical Plaza Associates (LOC -
                 KBC Bank, N.V.)                            3.05          6/01/2017           10,090
    4,000      Bayfront Regional Development Auth. (LOC
                 - PNC Bank, N.A.)                          3.20         11/01/2027            4,000
   18,250      BJ Financing, LLC (LOC - M&I Marshall &
                 Ilsley Bank)                               3.15         12/01/2037           18,250
    2,620      Brookville Enterprises, Inc. (LOC - Fifth
                 Third Bank)                                3.20         10/01/2025            2,620
    8,060      California Statewide Communities
                 Development Auth. (LOC - Allied
                 Irish Banks plc)                           3.05         11/15/2042            8,060
    8,420      Capital Markets Access Co., L.C. (LOC -
                 RBC Centura Bank)                          3.10          5/01/2034            8,420
   14,800      Chestnut Hill Benevolent Association (LOC
                 - TD Banknorth, N.A.)                      2.95          2/01/2035           14,800
   10,000      Cleveland-Cuyahoga County (LOC - Key
                 Bank, N.A.)                                3.20          1/01/2037           10,000
   11,585      Clinic Investment Limited Partnership
                 (LOC - National City Bank)                 3.50          6/01/2015           11,585

12

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

$   3,525      Community Behavioral Healthcare
                 Cooperative of Pennsylvania (LOC -
                 Fulton Bank)                               3.15%         9/01/2027      $     3,525
    4,560      District of Columbia (LOC - UniCredito
                 Italiano S.p.A.)                           3.00         10/01/2020            4,560
    2,225      District of Columbia (LOC - Manufacturers
                 & Traders Trust Co.)                       2.99          7/01/2032            2,225
    2,495      Doctors Park, LLP (LOC - U.S. Bank, N.A.)    3.00          8/01/2047            2,495
    5,000      Duchesne County, UT (LOC - JPMorgan Chase
                 Bank, N.A.)                                2.92          8/01/2024            5,000
    4,000      East Montgomery Health Facilities
                 Development, Inc. (LOC - First
                 Commercial Bank)                           3.10         11/01/2033            4,000
    6,280      Evendale Surgical Properties, LLC (LOC -
                 Fifth Third Bank)                          3.20          6/01/2026            6,280
    4,270      Hospital & Nursing Home Medical Clinic
                 Board of the City of Gardendale, AL
                 (LOC - Regions Bank)                       3.22         11/01/2026            4,270
    8,900      Illinois Finance Auth. (LOC - La Salle
                 National Bank, N.A.)                       2.90         12/01/2034            8,625
    6,625      Louisiana Public Facilities Auth. (LOC -
                 Capital One, N.A.)                         3.40          7/01/2028            6,625
   10,000      Massachusetts Development Finance Agency
                 (LOC - Fortis Bank)                        2.90         11/01/2042           10,000
    5,450      MCE MOB IV, LP (LOC - National City Bank)    3.45          8/01/2022            5,450
   13,915      MMC Corp. (LOC - JPMorgan Chase Bank,
                 N.A.)                                      3.25         11/01/2035           13,915
    2,385      Musculoskeletal Associates, LLC (LOC -
                 Wachovia Bank, N.A.)                       3.00          4/01/2025            2,385
    6,140      Orthopaedic Institute of Ohio, Inc. (LOC
                 - Huntington National Bank)                3.90         11/01/2011            6,140
   26,000      OSF Finance Co., LLC (LOC - National City
                 Bank)                                      3.45         12/01/2037           26,000
   22,370      OSS Realty Co.  (a)                          2.87          9/01/2034           22,370
    6,300      PCP Investors, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                2.90         12/01/2024            6,300
   18,300      Polk County IDA (LOC - Bank of America,
                 N.A.)                                      2.95         12/01/2018           18,300
    7,110      Premier Senior Living, LLC (LOC -
                 Wachovia Bank, N.A.)                       2.93          8/01/2037            7,110
    4,950      Premier Senior Living, LLC (LOC -
                 Wachovia Bank, N.A.)                       2.93          8/01/2037            4,950
    3,200      Premier Senior Living, LLC (LOC -
                 Wachovia Bank, N.A.)                       2.93          8/01/2037            3,200
    4,120      Premier Senior Living, LLC (LOC -
                 Wachovia Bank, N.A.)                       2.93          8/01/2037            4,120
   10,000      San Juan Regional Medical Center, Inc.
                 (LOC - Bank of Nova Scotia)                3.10          6/01/2037           10,000
    8,600      TOSMOB, LLC (LOC - Fifth Third Bank)         3.20          6/01/2032            8,600
   14,980      Towne Care Center, LLC (LOC - Fifth Third
                 Bank)                                      3.20          1/01/2030           14,980
    4,520      West Side Surgical Properties, LLC (LOC -
                 Fifth Third Bank)                          3.20          4/01/2028            4,520
    3,400      Woodbury County (LOC - Wells Fargo Bank,
                 N.A.)                                      2.90         12/01/2014            3,400
                                                                                         -----------
                                                                                             307,445
                                                                                         -----------

                                                                              13

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               HEALTH CARE SERVICES (0.6%)

$   7,310      Carriage Inn of Bowerston, Inc. (LOC -
                 Fifth Third Bank)                          3.20%        12/01/2024      $     7,310
    9,520      Kaneville Road Joint Venture (LOC -
                 Federal Home Loan Bank of Chicago)         3.30         11/01/2032            9,520
    6,500      Medical Properties Investment Co. -
                 Walker, LLC (LOC - Fifth Third
                 Bank)                                      3.20         11/01/2035            6,500
    2,055      Montgomery Cancer Center, LLC (LOC -
                 Wachovia Bank, N.A.)                       3.00         10/01/2012            2,055
    2,865      Radiation Oncology Partners, LLP (LOC -
                 Wachovia Bank, N.A.)                       3.00          8/01/2018            2,865
    3,000      Univ. Hospitals Trust (LOC - Bank of
                 America, N.A.)                             2.85          8/15/2021            3,000
    4,500      WWW Real Estate, LLC & White-Wilson
                 Medical Center, P.A. (LOC - Fifth
                 Third Bank)                                3.20          5/01/2057            4,500
                                                                                         -----------
                                                                                              35,750
                                                                                         -----------

               HEALTH MISCELLANEOUS (0.4%)

   23,740      Everett Clinic P.S (LOC - Bank of
                 America, N.A.)                             3.75          5/01/2027           23,740
                                                                                         -----------

               HOME FURNISHINGS (0.2%)

    3,575      Connecticut Development Auth. (LOC -
                 Wachovia Bank, N.A.)                       3.80          1/01/2010            3,575
    2,645      IDB of the Parish of Caddo, Inc. (LOC -
                 Capital One, N.A.)                         7.50          7/01/2024            2,645
    2,475      Maryland Economic Development Corp. (LOC
                 - Manufacturers & Traders Trust
                 Co.)                                       2.96          8/01/2016            2,475
                                                                                         -----------
                                                                                               8,695
                                                                                         -----------

               HOME IMPROVEMENT RETAIL (0.2%)

    8,555      Brookhaven, IDA (LOC - Capital One, N.A.)    3.20          1/01/2025            8,555
                                                                                         -----------
               HOSPITAL (1.3%)

    3,425      Adventist Health System West (LOC - Wells
                 Fargo Bank, N.A.)                          3.35          9/01/2016            3,425
   12,900      Indiana Health Facility Financing Auth.
                 (LOC - Bank of America, N.A.)              2.95          1/01/2019           12,900
   20,675      Louisiana Health System (INS)(LIQ)           3.53         10/01/2022           20,675
   39,000      Maryland Health & Higher Educational
                 Facilities Auth. (INS)(LIQ)                6.00          7/01/2023           39,000
                                                                                         -----------
                                                                                              76,000
                                                                                         -----------

               HOTELS, RESORTS, & CRUISE LINES (0.7%)

   11,585      A & M Hospitalities, LLC (LOC - Columbus
                 Bank & Trust Co.)                          3.43          1/01/2025           11,585
    7,425      Alprion, LLC (LOC - Federal Home Loan
                 Bank of Topeka)                            2.97         10/01/2034            7,425
    6,600      Columbus Development Auth. (LOC -
                 Columbus Bank & Trust Co.)                 3.43          7/01/2032            6,600
    2,730      Connecticut Development Auth. (LOC - TD
                 Banknorth, N.A.)                           2.90         12/01/2028            2,730

14

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

$   2,260      Galday Inn, Inc. (LOC - Wachovia Bank,
                 N.A.)                                      3.80%        12/01/2020      $     2,260
    6,860      Turf Valley, Inc. (LOC - Wachovia Bank,
                 N.A.)                                      3.79          8/01/2014            6,860
                                                                                         -----------
                                                                                              37,460
                                                                                         -----------

               HOUSEHOLD APPLIANCES (0.3%)

    7,000      Donald R. Eliason, LLC & Eliason Fund I,
                 LLC (LOC - M&I Marshall & Ilsley
                 Bank)                                      3.00         10/01/2044            7,000
    9,800      Mississippi Business Finance Corp. (LOC -
                 Bank of America, N.A.)                     2.96          6/01/2015            9,800
                                                                                         -----------
                                                                                              16,800
                                                                                         -----------

               INDUSTRIAL GASES (0.1%)

    3,550      Sandhill Group, LLC (LOC - Regions Bank)     3.44         12/01/2013            3,550
                                                                                         -----------

               INDUSTRIAL MACHINERY (1.0%)

    7,990      Al-Fe Heat Treating Project (LOC -
                 National City Bank)                        3.50          5/01/2021            7,990
    3,600      Edge Seal Technologies, Inc. (LOC - Fifth
                 Third Bank)                                3.20          6/01/2013            3,600
   25,000      Hampton Hydraulics, LLC (LOC - Regions
                 Bank)                                      3.15          4/01/2013           25,000
    2,000      Precision Tool Die & Machine (LOC - Fifth
                 Third Bank)                                3.20          3/01/2010            2,000
    8,875      Savannah, EDA (LOC - Wachovia Bank, N.A.)    3.74          6/01/2018            8,875
    7,560      Sterling Pipe & Tube, Inc. (LOC -
                 National City Bank)                        3.50         11/01/2012            7,560
                                                                                         -----------
                                                                                              55,025
                                                                                         -----------

               LEISURE FACILITIES (0.6%)

    6,310      Cattail Creek Country Club, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)         2.99          3/01/2031            6,310
    2,865      Commonwealth Country Club Ltd. (LOC -
                 Huntington National Bank)                  4.00         11/01/2021            2,865
    3,775      Cornerstone Funding Corp. I (LOC - Fifth
                 Third Bank)                                4.50          8/01/2025            3,775
    2,000      Old South Country Club, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)         2.94         12/01/2031            2,000
    4,070      Pavilion Inc. (LOC - Old National Bank)      3.40         11/01/2025            4,070
   15,050      TP Racing, LLP (LOC - JPMorgan Chase
                 Bank, N.A.)                                3.30          6/01/2030           15,050
                                                                                         -----------
                                                                                              34,070
                                                                                         -----------

               LEISURE PRODUCTS (0.5%)

   27,800      Madison Community Development Auth. (LOC
                 - JPMorgan Chase Bank, N.A., M&I
                 Marshall & Ilsley Bank, & U.S.
                 Bank, N.A.)                                4.00          6/01/2036           27,800
                                                                                         -----------

               LIFE & HEALTH INSURANCE (0.0%)

    1,850      Ronald Ray Irrevocable Life Insurance
                 Trust (LOC - Federal Home Loan Bank
                 of Atlanta)                                2.90          8/01/2022            1,850
                                                                                         -----------

                                                                              15

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               MULTI-UTILITIES (0.3%)

$  14,650      Sempra Energy ESOP & Trust (NBGA) (a)        3.25%        11/01/2014      $    14,650
                                                                                         -----------

               MULTIFAMILY HOUSING (1.9%)

    6,245      Columbus Development Auth. (LOC -
                 Columbus Bank & Trust Co.)                 3.19         12/01/2024            6,245
   12,500      Independence Place Fort Campbell
                 Patriots, LLC (LOC - La Salle
                 National Bank, N.A.)                       2.95          1/01/2040           12,500
      315      Iowa Finance Auth. (LOC - M&I Marshall &
                 Ilsley Bank)                               3.10         12/01/2041              315
    9,500      Los Angeles Community Redevelopment
                 Agency (LOC - Bank of America,
                 N.A.)                                      2.75         10/15/2038            9,500
   11,791      Massachusetts Housing Finance Agency (LOC
                 - JPMorgan Chase Bank, N.A.)               3.30          6/01/2037           11,791
   55,000      P-FLOAT (INS)(LIQ) (a)                       4.38          1/15/2053           55,000
    3,500      Provence, LLC (LOC - La Salle National
                 Bank, N.A.)                                3.00          9/01/2037            3,500
    6,000      Washington State Housing Finance
                 Commission (LOC - HSH Nordbank AG)         2.90          3/01/2012            6,000
                                                                                         -----------
                                                                                             104,851
                                                                                         -----------

               MUNICIPAL FINANCE (0.1%)

    3,500      Indianapolis Local Public Improvement
                 Bond Bank (INS)(LIQ)                       9.50          4/01/2030            3,500
                                                                                         -----------

               NURSING/CCRC (0.9%)

   16,945      ABAG Finance Auth. for Nonprofit Corp.
                 (LOC - JPMorgan Chase Bank, N.A.)          4.40          9/01/2037           16,945
   14,250      Hazelton Management Group, LLC (LOC -
                 Fifth Third Bank)                          3.05          9/01/2032           14,250
    1,200      Lynchburg Redevelopment & Housing Auth.
                 (LOC - Manufacturers & Traders
                 Trust Co.)                                 2.94         12/01/2034            1,200
   12,000      Nassau County IDA (LOC - La Salle
                 National Bank, N.A.)                       3.25          1/01/2028           12,000
    9,000      Schenectady County IDA (LOC - RBS
                 Citizens, N.A.)                            3.15          2/01/2037            9,000
                                                                                         -----------
                                                                                              53,395
                                                                                         -----------

               OFFICE ELECTRONICS (0.0%)

    2,130      Sanders CRS Exchange, LLC (LOC - Wells
                 Fargo Bank, N.A.)                          2.88         10/01/2023            2,130
                                                                                         -----------

               OIL & GAS EQUIPMENT & SERVICES (0.2%)

    8,900      Shipley Group, LP (LOC - RBS Citizens,
                 N.A.)                                      3.10         12/01/2016            8,900
                                                                                         -----------

               OIL & GAS REFINING & MARKETING (0.3%)

   14,340      Southwest Georgia Oil Co., Inc. (LOC -
                 Columbus Bank & Trust Co.)                 3.09         11/01/2026           14,340
                                                                                         -----------

16

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               PACKAGED FOODS & MEAT (0.3%)

$   1,710      Atlanta Bread Co. International, Inc.
                 (LOC - Columbus Bank & Trust Co.)          3.43%         9/01/2023      $     1,710
    4,885      Brewster Dairy, Inc. (LOC - National City
                 Bank)                                      3.50          4/03/2023            4,885
    4,525      City of Thomasville Downtown Development
                 Auth. (LOC - Columbus Bank & Trust
                 Co.)                                       3.09          4/01/2027            4,525
    3,250      Lancaster IDA (LOC - Fulton Bank)            3.15          6/01/2027            3,250
                                                                                         -----------
                                                                                              14,370
                                                                                         -----------

               PAPER PACKAGING (0.0%)

    2,240      Washington Finance EDA (LOC - Wells Fargo
                 Bank, N.A.)                                2.90          4/01/2033            2,240
                                                                                         -----------

               PAPER PRODUCTS (0.6%)

   22,260      City of Old Town, ME (LOC - Bank of
                 America, N.A.)                             3.00         12/01/2024            2,260
    7,000      IDA of the County of Campbell, VA (LOC -
                 Bank of America, N.A.)                     3.10         12/01/2019            7,000
    3,100      IDA of the Parish of East Baton Rouge,
                 LA, Inc. (LOC - SunTrust Bank)             3.10          6/01/2029            3,100
                                                                                         -----------
                                                                                              32,360
                                                                                         -----------

               PROPERTY & CASUALTY INSURANCE (1.2%)

   70,000      Alfa Corp.  (a)                              3.15          6/01/2017           70,000
                                                                                         -----------

               PUBLISHING (0.0%)

    1,670      Dickinson Press, Inc. (LOC - Huntington
                 National Bank)                             3.90          8/01/2018            1,670
                                                                                         -----------

               REAL ESTATE MANAGEMENT & DEVELOPMENT (9.4%)

    9,645      2880 Stevens Creek, LLC (LOC - Bank of
                 the West)                                  2.80         11/01/2033            9,645
   14,385      411 Seventh Avenue Associates, LP (LOC -
                 National City Bank)                        3.50          1/01/2027           14,385
    3,185      A & M Associates (LOC - National City
                 Bank)                                      3.55          3/01/2017            3,185
    3,358      Baron Investments, Ltd. (LOC - Federal
                 Home Loan Bank of Dallas)                  3.05         10/01/2024            3,358
    6,175      Berkeley Realty Co., LLC (LOC - Wachovia
                 Bank, N.A.)                                3.75          9/01/2021            6,175
    6,080      Blair County IDA (LOC - PNC Bank, N.A.)      3.15         12/01/2016            6,080
    9,312      Cornerstone Funding Corp. I (LOC -
                 Commerce Bank, N.A., Cherry Hill)          2.84          1/01/2025            9,312
    2,803      Cornerstone Funding Corp. I (LOC - RBS
                 Citizens, N.A.)                            4.50          1/01/2030            2,803
    9,065      Cornerstone Funding Corp. I (LOC - RBS
                 Citizens, N.A.)                            2.71          8/01/2031            9,065
    2,085      Deltime, LLC (LOC - National City Bank)      3.60          2/01/2023            2,085
    5,565      Dennis E. Eash and Florida O. Eash (LOC -
                 Hancock Bank)                              3.20          4/01/2025            5,565
   11,600      Donegal Crossing Associates, LLC (LOC -
                 Federal Home Loan Bank of
                 Pittsburgh)                                3.15          8/15/2027           11,600

                                                                              17

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

$   5,400      Douglas County Development Auth. (LOC -
                 Wells Fargo Bank, N.A.)                    2.90%        12/01/2014      $     5,400
    7,795      Eastland Court Apartment Homes, LLC (LOC
                 - Columbus Bank & Trust Co.)               3.43         10/01/2037            7,795
   13,360      Exchange at Hammond, LLC (LOC - Bank of
                 North Georgia)                             3.34          8/01/2022           13,360
   17,390      Fairway Park Properties, LLC (LOC -
                 National City Bank)                        3.50         10/15/2026           17,390
    7,200      FCA Properties Inc. (LOC - Columbus Bank
                 & Trust Co.)                               3.43         10/01/2032            7,200
   27,630      Fiore Capital, LLC (LOC - M&I Marshall &
                 Ilsley Bank)                               3.00          8/01/2045           27,630
    6,760      Freightliner Finance, LLC (LOC -
                 Huntington National Bank)                  3.83         11/01/2030            6,760
   15,000      Goldleaf Mortgage, LLC (LOC - M&I
                 Marshall & Ilsley Bank)                    3.15         11/01/2037           15,000
    4,320      Goode Realty & Leasing, LLC (LOC - Fifth
                 Third Bank)                                3.20          3/01/2032            4,320
    5,170      Houston County IDA (LOC - Wachovia Bank,
                 N.A.)                                      3.77          8/01/2012            5,170
    1,305      JCM Properties, LP (LOC - PNC Bank, N.A.)    3.45          4/01/2013            1,305
    2,455      JWAT, Inc. (LOC - Columbus Bank & Trust
                 Co.)                                       3.43          7/01/2027            2,455
    8,574      KFDT, LP (LOC - Fifth Third Bank)            3.20          3/01/2035            8,574
    1,730      Lauren Co., LLC (LOC - Wells Fargo Bank,
                 N.A.)                                      2.90          7/01/2033            1,730
    2,660      Lock Inns, Inc. (LOC - Bank of North
                 Georgia)                                   3.25          2/01/2023            2,660
    5,780      Lodge Apartments Holdings, LLC (LOC -
                 Wachovia Bank, N.A.)                       2.95          3/01/2026            5,780
    7,000      Morgan Valley Properties, LLC (LOC - Bank
                 of North Georgia)                          3.25          8/01/2031            7,000
    4,585      New Plaza Management, LLC (LOC - U.S.
                 Bank, N.A.)                                3.21          2/01/2024            4,585
   40,000      New York City Housing Development Corp.
                 (LOC - Landesbank Hessen-Thuringen)        3.00          6/01/2039           40,000
    5,480      Newport (LOC - Fifth Third Bank)             3.30          3/01/2032            5,480
    7,685      Newport (LOC - Fifth Third Bank)             3.30          3/01/2032            7,685
    8,145      Newport (LOC - Fifth Third Bank)             3.30          3/01/2032            8,145
   11,336      Nick & Nat Properties, LLC (LOC - Fifth
                 Third Bank)                                3.20          5/01/2025           11,336
   18,635      NPJ Properties, LP (LOC - Manufacturers &
                 Traders Trust Co.)                         2.99          2/01/2027           18,635
    6,015      One Holland Corp. (LOC - Huntington
                 National Bank)                             3.90          8/01/2031            6,015
   28,000      Paca-Pratt Associates, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)         2.99          1/01/2038           28,000
    1,635      Peachtree Crest Professional (LOC - Bank
                 of North Georgia)                          3.43          3/01/2023            1,635
   18,895      PHF Investments, LLC (LOC - Associated
                 Bank, N.A.)                                3.10          6/01/2044           18,895
    8,296      Pinnacle Properties Development Group,
                 LLC (LOC - National City Bank)             3.50          6/15/2041            8,296
    3,900      Rio Bravo, LLC (LOC - Wells Fargo Bank,
                 N.A.)                                      2.90         12/01/2033            3,900
    4,855      Santa Rosa Property Holdings, LLC (LOC -
                 Columbus Bank & Trust Co.)                 3.43          8/01/2031            4,855

18

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

$   7,250      Schreiber Capital Co., LLC (LOC -
                 Wachovia Bank, N.A.)                       3.00%         9/01/2046      $     7,250
   11,515      Scion Real Estate Investments, LLC (LOC -
                 Fifth Third Bank)                          3.20          1/02/2048           11,515
   40,000      Sea Island Co. and Sea Island Coastal
                 Properties, LLC (LOC - Columbus
                 Bank & Trust Co.)                          3.43          4/01/2023           40,000
   20,145      SF Tarns, LLC (LOC - LaSalle Bank
                 Midwest, N.A.)                             2.95         12/01/2025           20,145
    7,230      South Bend Mac, LP (LOC - National City
                 Bank)                                      3.52         12/01/2027            7,230
   20,290      Stobro Co., LP (LOC - Fulton Bank)           3.15          1/01/2032           20,290
    5,400      Stone Creek, LLC (LOC - Columbus Bank &
                 Trust Co.)                                 3.20         12/01/2041            5,400
    7,400      Sugar Creek Finance Co., LLC (LOC -
                 National City Bank)                        3.50          6/01/2042            7,400
   15,555      Tack Capital Co. (LOC - Wachovia Bank,
                 N.A.)                                      3.80          6/01/2031           15,555
   10,960      Wishbone Partners, LLC (LOC - Huntington
                 National Bank)                             3.83         11/01/2025           10,960
                                                                                         -----------
                                                                                             535,994
                                                                                         -----------

               REGIONAL BANKS (0.2%)

    9,180      City of Florence                             3.45          4/15/2035            9,180
                                                                                         -----------

               RESTAURANTS (0.2%)

    7,000      Barbara Jeans Real Estate (LOC - Columbus
                 Bank & Trust Co.)                          3.43          8/01/2032            7,000
    3,000      Doughboy, LLC (LOC - M&I Marshall &
                 Ilsley Bank)                               2.98          5/01/2019            3,000
                                                                                         -----------
                                                                                              10,000
                                                                                         -----------

               SALES TAX (0.1%)

    7,750      Arista Metropolitan District (LOC -
                 Compass Bank)                              3.10         12/01/2030            7,750
                                                                                         -----------

               SOLID WASTE DISPOSAL (0.2%)

    2,500      Illinois Finance Auth. (LOC - Associated
                 Bank, N.A.)                                3.60          7/01/2026            2,500
    5,865      Southeastern Public Service Auth. of
                 Virginia (LOC - Wachovia Bank,
                 N.A.)                                      3.04          7/01/2009            5,865
                                                                                         -----------
                                                                                               8,365
                                                                                         -----------

               SPECIAL ASSESSMENT/TAX/FEE (0.4%)

    4,900      Denver Urban Renewal Auth. (LOC - Compass
                 Bank)                                      3.10          9/01/2017            4,900
    7,430      Kansas City IDA (INS)(LIQ)                   6.50          4/01/2040            7,430
    3,640      Lake Oswego Redevelopment Agency (LOC -
                 Wells Fargo Bank, N.A.)                    2.90          6/01/2020            3,640
    8,100      Township of Derry Commercial IDA (LOC -
                 PNC Bank, N.A.)                            3.15         11/01/2030            8,100
                                                                                         -----------
                                                                                              24,070
                                                                                         -----------

                                                                              19

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               SPECIALIZED CONSUMER SERVICES (0.1%)

$   3,090      Wagner Moving & Storage, Inc. (LOC -
                 Fifth Third Bank)                          3.20%        11/01/2036      $     3,090
                                                                                         -----------

               SPECIALTY CHEMICALS (0.1%)

    6,500      Gary (LOC - Federal Home Loan Bank of
                 Chicago)                                   2.98          5/11/2020            6,500
                                                                                         -----------

               SPECIALTY STORES (0.6%)

    7,000      Bass Pro Rossford Development Co., LLC
                 (LOC - Fifth Third Bank)                   3.20         11/01/2027            7,000
    4,535      D&H Enterprises of Ohio, LLC (LOC -
                 National City Bank)                        3.50         12/01/2025            4,535
    4,400      Flowerland Garden Centers of Cleveland,
                 Inc. (LOC - Fifth Third Bank)              3.20          8/01/2026            4,400
   18,000      Macon Bibb County Industrial Auth. (NBGA)
                 (a)                                        2.88          7/01/2025           18,000
                                                                                         -----------
                                                                                              33,935
                                                                                         -----------

               STEEL (0.2%)

    8,065      Klein Steel Services, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)         2.99          8/01/2025            8,065
    2,500      Mississippi Business Finance Corp. (LOC -
                 Federal Home Loan Bank of Dallas)          3.00          7/01/2020            2,500
                                                                                         -----------
                                                                                              10,565
                                                                                         -----------

               TECHNOLOGY DISTRIBUTORS (0.1%)

    8,095      Fresno Leasing, LLC (LOC - Manufacturers
                 & Traders Trust Co.)                       2.99         11/17/2030            8,095
                                                                                         -----------

               TEXTILES (0.1%)

    2,495      South Carolina Jobs-EDA (LOC - Columbus
                 Bank & Trust Co.)                          3.43          3/01/2016            2,495
    4,525      Superior Health Linens, Inc. & Superior
                 Health Textiles Properties, LLP
                 (LOC - Associated Bank, N.A.)              3.10         12/01/2024            4,525
                                                                                         -----------
                                                                                               7,020
                                                                                         -----------

               TOLL ROADS (1.7%)

   70,000      Bay Area Toll Auth. (INS)(LIQ)               6.50          4/01/2036           70,000
   26,000      Triborough Bridge & Tunnel Auth.
                 (INS)(LIQ)                                 5.60          1/01/2033           26,000
                                                                                         -----------
                                                                                              96,000
                                                                                         -----------

               TRUCKING (0.2%)

   13,855      Iowa 80 Group Inc. (LOC - Wells Fargo
                 Bank, N.A.)                                5.18          6/01/2016           13,855
                                                                                         -----------
               WATER/SEWER UTILITY (0.3%)

   14,650      Hesperia, CA, Public Financing Auth. (LOC
                 - Bank of America, N.A.)                   2.90          6/01/2026           14,650

20

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON OR
    AMOUNT     SECURITY                                DISCOUNT RATE       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

$   2,552      Kern Water Bank Auth., CA (LOC - Wells
                 Fargo Bank, N.A.)                          2.90%         7/01/2028      $     2,552
                                                                                         -----------
                                                                                              17,202
                                                                                         -----------
               Total Variable-Rate Demand Notes (cost: $3,020,901)                         3,020,901
                                                                                         -----------

               ADJUSTABLE-RATE NOTES (7.8%)

               CONSUMER FINANCE (1.6%)

   22,500      American Honda Finance Corp.  (a)            2.91          6/11/2008           22,500
   35,000      American Honda Finance Corp.  (a)            2.98          5/05/2009           35,000
   10,000      HSBC Finance Corp.                           2.96          9/24/2008           10,000
   25,000      SLM Corp. (a),(c)                            2.73          5/12/2008           25,000
                                                                                         -----------
                                                                                              92,500
                                                                                         -----------

               DIVERSIFIED BANKS (4.8%)

   25,000      Bank of America N.A.                         2.32          5/16/2008           25,000
   25,000      BNP Paribas  (a)                             3.06          8/19/2008           25,000
   15,000      DnB NOR Bank ASA  (a)                        2.90          9/24/2008           15,000
   15,000      Governor and Company of the Bank of
                 Ireland  (a)                               2.91         10/17/2008           15,000
   25,000      Kommunalkredit International Bank Ltd.
                 (a)                                        2.73         10/10/2008           25,000
   20,000      Macquarie Bank Ltd.(a)                       2.83          9/19/2008           20,000
   25,000      Macquarie Bank Ltd.  (a)                     2.83          9/19/2008           25,000
   50,000      Northern Rock plc (acquired 09/10/07;
                 cost $50,000)  (a),(d)                     3.08          7/08/2008           50,000
   20,000      Northern Rock plc (acquired 10/03/07;
                 cost $20,000)  (a),(d)                     3.19          8/01/2008           20,000
   30,000      Wachovia Bank N.A.                           2.92          1/12/2009           30,000
   10,000      Wells Fargo Bank N.A.                        2.75         10/02/2008           10,000
   10,000      WestLB AG  (a)                               2.79         10/09/2008           10,000
                                                                                         -----------
                                                                                             270,000
                                                                                         -----------

               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)

   10,000      Bellsouth Corp.                              3.17          8/15/2008            9,997
                                                                                         -----------

               REGIONAL BANKS (1.2%)

   50,000      Anglo Irish Bank Corp. plc  (a)              2.78         10/05/2008           50,000
   20,000      Natixis Banque Populaires  (a)               2.74         10/14/2008           20,000
                                                                                         -----------
                                                                                              70,000
                                                                                         -----------
               Total Adjustable-Rate Notes (cost: $442,497)                                  442,497
                                                                                         -----------
               TOTAL INVESTMENTS (COST: $5,775,994)                                      $ 5,775,994
                                                                                         ===========

  N O T E  S
--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

C. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,680,257,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES

22

  N O T E  S
--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)


(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) On February 4, 2008, Standard & Poor's lowered the short-term rating of the security to BBB-/A-3. This downgrade caused the security to lose its status as eligible for purchase in a money market fund. In keeping with Rule 2a-7 under the Investment Company Act of 1940, the Board of Trustees promptly reassessed the credit risk associated with the security. Based upon the information provided by the Manager, the Trustees found that the security continued to present minimal credit risk and determined that it is in the best interest of the Fund to continue to hold the security in the portfolio subject to oversight and monitoring by the Manager.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2008, was $70,000,000, which represented 1.2% of the Fund's net assets.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.